Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows used in operating activities
Net income	$ 110,369	$ 44,929	$ 21,782
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	10,203	3,003	4,305
Changes in:
- Prepaid expenses and other receivables	(13,151)	2,645	(2,613)
- Accrued expenses and other payables	131,777	6,793	(6,167)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	1,999	0	85,304
- Proceeds from shares subscribed	0	0	64
Cash and cash equivalents, beginning of year	152,718	158,170
Cash and cash equivalents, end of year	1,041,008	152,718	158,170
Parent Company
Cash flows used in operating activities
Net income	110,369	44,929	21,782
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	3,003	3,003	445
- Equity in earnings of subsidiaries	(116,873)	(51,824)	(36,612)
Changes in:
- Amount due from subsidiaries	(7,659)	(3,425)	(7,624)
- Prepaid expenses and other receivables	(1,295)	172	(861)
- Dividend receivables	0	0	18,085
- Amount due to subsidiaries	(5,771)	(7,584)	2,602
- Accrued expenses and other payables	2,692	(119)	(276)
Net cash used in operating activities	(15,534)	(14,848)	(2,459)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	1,999	0	85,304
- Proceeds from shares subscribed	0	0	64
Net cash provided by financing activities	1,999	0	85,368
Increase (decrease) in cash and cash equivalents	(13,535)	(14,848)	82,909
Cash and cash equivalents, beginning of year	70,201	85,049	2,140
Cash and cash equivalents, end of year	$ 56,666	$ 70,201	$ 85,049